Share-Based Payments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-based payments
31. Share-based payments
Employee option plan
Phantom option plan
In December 2019, the Group established the Phantom Option Plan (“POP”). Employees were granted 946 options under the POP in January 2020 (“wave 1”). Under the wave 1 terms, upon an exit event, employees were entitled to receive bonus payments equivalent to the difference between the value of the Group’s participation certificates at the date of the exit event and the fair value of the options on grant date. Therefore, these options were initially recognized as cash-settled share-based transactions and classified as a liability.
In December 2020, the POP terms were amended, and 2,529 new options were granted to employees under the amended plan (“wave 2”). Under wave 2, employees are entitled to receive restricted share units (RSUs) of the Company upon an exit event equivalent to the difference between the share price at the exit event date and the fair value of the options at grant date. Therefore, these options are recognized as equity-settled share-based transactions.
Employees that received options under wave 1 were invited to convert their options to wave 2 and all employees accepted. As a result of this modification, the liability recognized originally for the cash-settled share-based payment transaction was derecognized and the modified fair value of the options under wave 2 was recognized in equity reserves, to the extent the awards had vested. The difference between the carrying amount of the liability and the amount recognized in equity reserves of €193 was recognized in personnel expenses in the consolidated statements of profit or loss and other comprehensive income.
The options include a service-based (30%) component and an exit-value based (70%) component. The service-based component vests over five years from the year of grant, subject to the occurrence of an exit event within the five year period. The exit-value based component vests upon an exit event, subject to meeting the required exit value. As of the date of an exit event, the vested service-based options convert to vested RSUs and the employees receive equivalent shares in the Company immediately. Any unvested service-based options and all exit-value based options as of the exit event date will convert to unvested RSUs and vest in equal tranches until 2024.
The fair value of the options issued under the POP has been determined using a stochastic model. Service and non-market
performance conditions attached to the arrangement were not taken into account in measuring fair value.
The inputs used in the measurement of the fair value of the service-based and exit-value based components of the phantom options were as follows:

Valuation inputs:	2020
Fair value at grant date	€1,352.74
Share price at grant date	€5,192.46
Exercise price	€3,937.72
Expected volatility (weighted-average)	37.66%
Expected term	2.47 years (service-based options) / 2.06 years (exit-value based options)
Expected dividends	—
Risk-free interest rate (based on Swiss government securities)	—
Required exit value	€2.1 billion
The Group does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model. The expected volatility is based on the historical volatility of public companies that are comparable to the Group over the expected term of the options. The risk-free rate is based on Swiss government securities over a period commensurate with the expected term. The required exit value is the minimum equity value of the Group required for participants to claim their vested options.

	Number of shares	Weighted average grant date Fair Value per option/share
Outstanding options as of December 31, 2020	3,475	€1,352.74
Granted	68	€4,081.36
Forfeited before IPO-date	(78)	€1,352.74

Conversion to restricted share units	1,199,364	€3.91
Forfeited after the IPO date	(13,706)	€3.91
Vested	(350,174)	€3.91

Unvested restricted shares as of December 31, 2021	835,484	€3.91

The Group recognizes a share-based payment expense on these restricted share units on a graded vesting basis from grant date to 2024. For the year ended December 31, 2020 and 2021, a total share-based payment expense of €1,037 and €1,681 relating to these restricted share units has been recognized within personnel expenses in the consolidated statements of profit or loss and other comprehensive income and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.
Management participation plan
Slam InvestCo S.à.r.l. (“Slamco”) was established in May 2019 to enable the directors and employees of the Group to invest in Sportradar via the management participation plan (“MPP”) administered by Slamco. As the shares issued by Slamco are linked to the performance of Sportradar and meet the definition of a share-based arrangement under IFRS 2, they are considered share awards to Sportradar’s directors and employees. During the year 2021, the Company amended the MPP agreement to modify the vesting terms. Under the amended agreement, the share awards no longer vest fully upon an exit event, and instead will vest on a graded vesting basis from the date of the exit event until 2024. There was no change to the total cost of the existing MPP share awards to be recognized over the vesting period as a result of this amendment.
In 2019, these share awards were issued at their fair value (€71 per share award) which was based on the share price determined from an arm’s length transaction between unrelated parties. Therefore, no related share-based payment expense was recognized in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2019. During the year ended December 31, 2019, the total number of share awards granted under the MPP was 303,646.
During 2020, the Group purchased shares of Slamco from former directors and employees upon their resignation. These share purchases were considered to be forfeitures in accordance with IFRS 2. As these shares were issued at fair value and no share-based payment expense was recognized, there was no reversal of expense during 2020 relating to these forfeitures. The Group re-issued
some of these forfeited shares to new directors and employees. These shares were issued at a weighted average share price of €74 per share. The fair value of these share awards was determined to be €149 per share and was based on the price determined from an arm’s length share transaction between unrelated parties. The non-market
performance condition attached to these share awards was not taken into account in measuring fair value. The difference between the fair value and the issuance price of the share award is recognized as a share-based payment expense over the vesting period on a straight-line basis. This expense amounted to €1,290 for the year ended December 31, 2020 and is recognized within personnel expenses in the consolidated statements of profit or loss and other comprehensive income. During the year ended December 31, 2020, 53,572 share awards were forfeited and an additional 45,008 awards were granted, resulting in a total number of outstanding share awards of 295,082. The forfeited shares that were not re-issued
in 2020 amounting to €1,970 are recognized under treasury shares in the consolidated statement of changes in equity as of December 31, 2020.
For the year ended December 31, 2021, the total number of share awards granted under the MPP were 7,501 of which 3,589 were forfeited, resulting in a total number of outstanding share awards of 298,994. The new share awards were issued at €108.66 per share award. The fair value of these share awards was determined to be €759.84 per share award and was based on a valuation conducted in connection with a potential acquisition of the Company and bids received from independent third parties. For the year ended December 31, 2021, the Group recognized share-based compensation expense of €5,607, in the consolidated statements of profit or loss and other comprehensive income.
Omnibus stock plan
In 2021, the Group established the Omnibus stock plan, under which our employees, consultants and directors, and employees and consultants of our subsidiaries are eligible to receive awards. The RSU`s include a service-based component. The service-based component vests over 4 years from the year of grant and for some cases over 1 year. The grant date fair value of the RSU`s granted under the Omnibus stock plan are estimated to be equal to the closing price of the Company`s common stock price as of the grant dates.
A summary of the Omnibus stock plan restricted share and option activities for the year ended December 31, 2021 is as follows:

	Number of shares	Weighted average grant date Fair Value per share
Unvested restricted shares as of December 31, 2020	—	$—
Granted	1,302,599	$17.34

Unvested restricted shares as of December 31, 2021	1,302,599	$17.34

	Number of options	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	33,513	$27.00

Outstanding as of December 31, 2021	33,513	$27.00

Exercisable as of December 31, 2021	—

Unvested as of December 31, 2021	33,513

The inputs used in the measurement of the option to acquire up to 33,513 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$27.00
Expected volatility (weighted-average)	37.33%
Expected term	6.5 years
Expected dividends	—
Risk-free interest rate (based on US government bond)	1.03%
The Group recognizes a share-based payment expense on these restricted shares and options on a graded vesting basis from grant date to 2025. For the year ended December 31, 2021, a total share-based payment expense of €1,149 relating to these restricted shares has been recognized within personnel expenses in the consolidated statements of profit or loss and other comprehensive income and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.
NHL warrants
On July 22, 2021, Sportradar entered into a
10-year
global partnership with the National Hockey League (“NHL”) (the “License Agreement”). Under the terms of the License Agreement, Sportradar is named as the official betting data rights, official betting streaming rights and official media data rights partner of the NHL, as well as an official integrity partner of the NHL. Pursuant to the License Agreement, Sportradar granted the NHL the right to acquire an aggregate of up to 1,116,540 Class A ordinary shares for an exercise price of $8.96 and an additional amount of Class A ordinary shares calculated by dividing $30 million by the initial public offering price, which was not exercised and expired. Additionally, we granted the NHL a warrant to purchase 1,353,740 Class A ordinary shares at a subscription price of $23.45 per Class A ordinary share.
The inputs used in the measurement of the option to acquire up to 1,116,540 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on US government bond)	0.04%
The inputs used in the measurement of the warrant were as follows:

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120 months
Risk-free interest rate (based on US government bond)	1.28%
A summary of the company’s NHL warrants activity for the year ended December 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	—	$23.45

Outstanding as of December 31, 2021	1,353,740	$23.45

Exercisable as of December 31, 2021	—

Unvested as of December 31, 2021	1,353,740

The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in
capital in the amount of €27,965.
NBA warrants
On November 16, 2021, Sportradar entered into an eight-year exclusive binding partnership arrangement (the “NBA Partnership Agreement”) with the NBA pursuant to which the NBA will use Sportradar’s capabilities with respect to data collection, tracking and betting feeds, as well as Sportradar’s integrity services, commencing with the 2023-2024 season for an eight-year term. In consideration of the rights and benefits granted under the NBA Partnership Agreement, the Company has agreed to pay the NBA the applicable annual license fees. The Company also agreed to grant the NBA warrants that, once vested, are exercisable for an aggregate number of Class A ordinary shares equal to 3.00% of the total number of Class A ordinary shares outstanding on a fully diluted, as-converted
basis, as of the date of the NBA Partnership Agreement, at an exercise price of $0.01 per share. The warrants are subject to an eight-year vesting schedule commencing in 2023, with 20% of the warrants vesting upon execution of the NBA Partnership Agreement.
A summary of the company’s NBA warrants activity for the year ended December 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	9,229,797	$0.01

Outstanding as of December 31, 2021	9,229,797	$0.01

Exercisable as of December 31, 2021	1,845,959

Unvested as of December 31, 2021	7,383,838

The Company will obtain the license on October 1, 2023 and has treated the already vested
20
% of the warrants as prepayment with a corresponding credit in additional paid-in
capital. The remaining 80% of the warrants will be recognized on October 1, 2023. The company will start to recognize compensation costs within amortization expenses in the consolidated statements of profit or loss and other comprehensive income during the contract term, starting at the commencement date.